STATEMENTS OF CONSOLIDATED OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenues:
Sales of natural gas, natural gas liquids and oil	$ 6,804,020	$ 2,650,299	$ 3,791,414
(Loss) gain on derivatives not designated as hedges	(3,775,042)	400,214	616,634
Total operating revenues	3,064,663	3,058,843	4,416,484
Operating expenses:
Transportation and processing	1,942,165	1,710,734	1,752,752
Production	225,279	155,403	153,785
Exploration	24,403	5,484	7,223
Selling, general and administrative	196,315	174,769	170,611
Depreciation and depletion	1,676,702	1,393,465	1,538,745
Amortization of intangible assets	0	26,006	35,916
(Gain) loss/impairment on sale/exchange of long-lived assets	(21,124)	100,729	1,138,287
Impairment of intangible and other assets	0	34,694	15,411
Impairment and expiration of leases	311,835	306,688	556,424
Other operating expenses	70,063	28,537	199,440
Total operating expenses	4,425,638	3,936,509	5,568,594
Operating loss	(1,360,975)	(877,666)	(1,152,110)
Gain on Equitrans Share Exchange (see Note 5)	0	(187,223)	0
(Income) loss from investments	(71,841)	314,468	336,993
Dividend and other income	(19,105)	(35,512)	(91,483)
Loss on debt extinguishment	9,756	25,435	0
Interest expense	289,753	259,268	199,851
Loss before income taxes	(1,569,538)	(1,254,102)	(1,597,471)
Income tax benefit	(428,037)	(295,293)	(375,776)
Net loss	(1,141,501)	(958,809)	(1,221,695)
Less: Net income (loss) attributable to noncontrolling interest	1,246	(10)	0
Net loss attributable to EQT Corporation	$ (1,142,747)	$ (958,799)	$ (1,221,695)
Basic and diluted:
Weighted average common stock outstanding - Basic (in shares)	323,196	260,613	255,141
Weighted average common stock outstanding - Diluted (in shares)	323,196	260,613	255,141
Net loss attributable to EQT Corporation - Basic (in dollars per share)	$ (3.54)	$ (3.68)	$ (4.79)
Net loss attributable to EQT Corporation - Diluted (in dollars per share)	$ (3.54)	$ (3.68)	$ (4.79)
Sales of natural gas, natural gas liquids and oil
Operating revenues:
Sales of natural gas, natural gas liquids and oil	$ 6,804,020	$ 2,650,299	$ 3,791,414
Net marketing services and other
Operating revenues:
Net marketing services and other	$ 35,685	$ 8,330	$ 8,436